ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

7.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

	June 30, 2026	June 30, 2025
Accounts payable	$387,991	$242,492
Accrued liabilities	548,151	593,271
	$936,142	$835,763